UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Traxis Partners LP

Address:   4 Greenwich Office Park
           2nd Floor
           Greenwich, CT  06831


Form 13F File Number: 28-10868


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Adam Samuel Jaffe
Title:  Chief Operating Officer
Phone:  203 769 8677

Signature,  Place,  and  Date  of  Signing:

/s/ Adam Jaffe                     Greenwich, Connecticut             11/13/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              48

Form 13F Information Table Value Total:  $      190,295
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                     COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
----------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                                    VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
             NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
----------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
ELAN PLC CALL                             CALL           284131908    474.9    44300 SH  CALL SOLE                 44300      0    0
COVIDIEN PLC SHS                          SHS            G2554F113   5350.0       50 SH       SOLE                    50      0    0
TORNIER N V SHS                           SHS            H27013103    567.0    44895 SH       SOLE                 44895      0    0
AGILENT TECHNOLOGIES INC COM              COM            002824100   5719.2    88711 SH       SOLE                 88711      0    0
ALLERGAN INC COM                          COM            00817Y108   1938.5    50000 SH       SOLE                 50000      0    0
AMERISOURCEBERGEN CORP COM                COM            00846U101   3727.8    95000 SH       SOLE                 95000      0    0
BAXTER INTL INC COM                       COM            02209S103    233.9     6770 SH       SOLE                  6770      0    0
BIOMARIN PHARMACEUTICAL INC COM           COM            023135106   2861.9    12533 SH       SOLE                 12533      0    0
BRISTOL MYERS SQUIBB CO COM               COM            03073E105   4196.7   106650 SH       SOLE                106650      0    0
CARDINAL HEALTH INC COM                   COM            03073T102   6591.0   100000 SH       SOLE                100000      0    0
CAREFUSION CORP COM                       COM            037833100  10210.1    17483 SH       SOLE                 17483      0    0
CATAMARAN CORP COM                        COM            055622104    409.5    10100 SH       SOLE                 10100      0    0
CELGENE CORP COM                          COM            057224107    914.8    22258 SH       SOLE                 22258      0    0
CENTENE CORP DEL COM                      COM            06739F291   1287.2    24960 SH       SOLE                 24960      0    0
COOPER COS INC COM NEW                    COM            09061G101   3166.4    80000 SH       SOLE                 80000      0    0
ELAN PLC ADR                              ADR            111320107   3397.3   100513 SH       SOLE                100513      0    0
EXPRESS SCRIPTS INC COM                   COM            126650100   2102.9    45000 SH       SOLE                 45000      0    0
HCA HOLDINGS INC COM                      COM            14149Y108   4410.0   105000 SH       SOLE                105000      0    0
HEALTH MGMT ASSOC INC NEW CL A            CL A           14170T101   3135.5   122100 SH       SOLE                122100      0    0
HEALTH NET INC COM                        COM            14888B103   3270.4    35000 SH       SOLE                 35000      0    0
HEARTWARE INTL INC COM                    COM            149123101   6921.4    81515 SH       SOLE                 81515      0    0
HOSPIRA INC COM                           COM            151020104   2566.4    40000 SH       SOLE                 40000      0    0
HUMANA INC COM                            COM            15135B101   2714.4    90000 SH       SOLE                 90000      0    0
IDENIX PHARMACEUTICALS INC COM            COM            166764100    672.6     6375 SH       SOLE                  6375      0    0
INSULET CORP COM                          COM            17275R102   7146.9   416245 SH       SOLE                416245      0    0
ISHARES INC MSCI BRAZIL                   MSCI BRAZIL    191216100    455.8     5830 SH       SOLE                  5830      0    0
ISHARES TR FTSE CHINA25 IDX               FTSE CHINA25   244199105   3457.4    42753 SH       SOLE                 42753      0    0
                                          IDX
JOHNSON & JOHNSON COM                     COM            25030W100    585.2    38000 SH       SOLE                 38000      0    0
LABORATORY CORP AMER HLDGS COM NEW        COM            263534109  19239.7   380457 SH       SOLE                380457      0    0
MARKET VECTORS ETF TR RUSSIA ETF          RUSSIA ETF     268648102   5349.6   208725 SH       SOLE                208725      0    0
MCKESSON CORP COM                         COM            284131208   1459.0   100000 SH       SOLE                100000      0    0
MEDIVATION INC COM                        COM            302182100   5024.7    90000 SH       SOLE                 90000      0    0
MOLINA HEALTHCARE INC COM                 COM            35671D857    543.1    15940 SH       SOLE                 15940      0    0
ONYX PHARMACEUTICALS INC COM              COM            369604103    715.0    34310 SH       SOLE                 34310      0    0
PETROLEO BRASILEIRO SA PETRO SPONSORED    ADR            38259P508   5491.5     9467 SH       SOLE                  9467      0    0
ADR
PFIZER INC COM                            COM            40412C101   6846.8   225000 SH       SOLE                225000      0    0
QUEST DIAGNOSTICS INC COM                 COM            421933102   3336.3   425000 SH       SOLE                425000      0    0
ST JUDE MED INC COM                       COM            42222G108   3397.8   140000 SH       SOLE                140000      0    0
TEVA PHARMACEUTICAL INDS LTD ADR          ADR            422368100   1776.0    20000 SH       SOLE                 20000      0    0
THORATEC CORP COM NEW                     NEW            441060100   2448.6    70000 SH       SOLE                 70000      0    0
UNIVERSAL HLTH SVCS INC CL B              CL B           444859102   3872.0    50000 SH       SOLE                 50000      0    0
VALE S A ADR                              ADR            45337C102   1135.0    50000 SH       SOLE                 50000      0    0
VARIAN MED SYS INC COM                    COM            45784P101    940.3    44000 SH       SOLE                 44000      0    0
VERTEX PHARMACEUTICALS INC COM            COM            45884X103   1195.0   100000 SH       SOLE                100000      0    0
WALGREEN CO COM                           COM            459200101   1473.9     7536 SH       SOLE                  7536      0    0
WATSON PHARMACEUTICALS INC COM            COM            464286400  16754.6   324074 SH       SOLE                324074      0    0
WELLCARE HEALTH PLANS INC COM             COM            464286772  12003.4   219000 SH       SOLE                219000      0    0
ZIMMER HLDGS INC COM                      COM            464287101   8808.3   141000 SH       SOLE                141000      0    0


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